UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08167

Exact name of registrant as specified in charter:	Dryden Small Cap Core Equity Fund

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	William V. Healey Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-2991

Date of fiscal year end:	10/31/2005

Date of reporting period:	1/31/2005

Item 1. Schedule of Investments [INSERT REPORT]

Dryden Small-Cap Core Equity Fund, Inc.

Schedule of Investments as of January 31, 2005 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.4%
COMMON STOCKS
CONSUMER DISCRETIONARY 20.2%
Auto & Truck 1.9%
11,500	Monaco Coach Corp.	$212,865
9,400	Oshkosh Truck Corp.(b)	689,866
1,600	Standard Motor Products, Inc. (Class “A” Stock)	20,400
6,000	Swift Transportation Co., Inc.(a)(b)	133,800
1,400	TBC Corp.(a)	35,756
1,800	Thor Industries, Inc.	62,190
16,700	Wabash National Corp.(a)	423,846
13,400	Winnebago Industries, Inc.	462,166

		2,040,889

Distributors 1.0%
17,850	Applied Industrial Technologies, Inc.	516,579
6,200	Brightpoint, Inc.(a)	111,042
1,500	Handleman Co.	29,175
7,000	ScanSource, Inc.(a)	449,890
1,900	Thomas Nelson, Inc.	42,465

		1,149,151

Hotels, Restaurants & Leisure 3.2%
6,000	Argosy Gaming Co.(a)	277,140
6,600	Aztar Corp.(a)	212,718
23,000	CEC Entertainment, Inc.(a)(b)	900,220
5,900	IHOP Corp.(b)	254,467
18,800	Jack in the Box, Inc.(a)(b)	650,104
20,000	Landry’s Restaurants, Inc.	564,000
1,000	Lone Star Steakhouse & Saloon, Inc.	27,500
7,400	Papa John’s International, Inc.(a)	238,058
3,800	Pinnacle Entertainment, Inc.(a)	68,590
19,400	Ryan’s Restaurant Group, Inc.(a)	266,556

		3,459,353

Household Durables 4.1%
4,300	Bassett Furniture Industries, Inc.	81,055
7,200	Department 56, Inc.(a)	115,776
3,600	Ethan Allen Interiors, Inc.	126,864
10,200	Interface, Inc. (Class A)(a)	96,186
18,200	La-Z-Boy, Inc.	253,708
10,780	M.D.C. Holdings, Inc.	784,784
1,600	NVR, Inc.(a)(b)	1,266,000
17,200	Standard Pacific Corp.	1,144,316
7,000	Toro Co.	582,750

		4,451,439

Leisure Equipment & Products 3.0%
5,800	Arctic Cat, Inc.	147,030
21,900	Electronics Boutique Holdings Corp.(a)	768,471

Dryden Small-Cap Core Equity Fund, Inc.

Schedule of Investments as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value
8,800	GameStop Corp.(a)	170,720
1,300	GameStop Corp. (Class A)(a)(b)	24,817
11,500	K2, Inc.(a)	161,690
15,400	Movie Gallery, Inc.	322,630
10,600	Polaris Industries, Inc.	715,500
30,130	SCP Pool Corp.	895,464

		3,206,322

Media 0.4%
6,100	4Kids Entertainment, Inc.(a)(b)	112,423
9,300	ADVO, Inc.	342,054

		454,477

Multiline Retail 0.9%
20,400	ShopKo Stores, Inc.(a)	367,812
13,600	Urban Outfitters, Inc.(a)	572,152

		939,964

Specialty Retail 3.4%
7,800	Building Material Holdings Corp.	288,054
6,000	Burlington Coat Factory Warehouse Corp.	154,860
7,600	Cato Corp. (Class A)	231,040
7,400	Christopher & Banks Corp.	131,498
1,100	Deckers Outdoor Corp.(a)(b)	42,647
12,200	Dress Barn, Inc.(a)(b)	233,508
13,500	Hibbett Sporting Goods, Inc.(a)	348,300
11,200	Hot Topic, Inc.(a)	217,056
11,800	J.Jill Group, Inc.(a)	170,628
7,900	JAKKS Pacific, Inc.(a)	172,378
1,910	Jo-Ann Stores, Inc.(a)	52,353
2,300	K-Swiss, Inc. (Class A)	69,575
4,800	Linens ’ n Things, Inc.(a)(b)	124,320
4,400	Marvel Enterprises, Inc.(a)	78,584
25,950	Pacific Sunwear of California, Inc.(a)(b)	635,515
12,500	The Men’s Wearhouse, Inc.(a)	415,875
4,200	The Yankee Candle Co., Inc.	137,592
5,100	Too, Inc.(a)	138,516
600	Zale Corp.(a)	15,936

		3,658,235

Textiles, Apparel & Luxury Goods 2.3%
17,500	Brown Shoe Co., Inc.	506,800
12,700	Kellwood Co.(b)	367,538
200	Oxford Industries, Inc.	7,436
25,800	Quiksilver, Inc.(a)(b)	770,646
15,000	Russell Corp.	270,000
17,200	Wolverine World Wide, Inc.	540,596

		2,463,016

CONSUMER STAPLES 3.0%
Food & Drug Retailing 0.5%

Dryden Small-Cap Core Equity Fund, Inc.

Schedule of Investments as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value
100	Casey’s General Stores, Inc.	1,762
1,900	Great Atlantic & Pacific Tea Co., Inc.(a)(b)	17,214
1,800	Longs Drug Stores Corp.	47,268
4,400	Nash-Finch Co.	183,458
9,000	NBTY, Inc.(a)	246,420

		496,122

Food Products 2.3%
13,000	Corn Products International, Inc.	381,680
16,050	Flowers-Foods, Inc.	489,685
2,100	J & J Snack Foods Corp.(a)	101,325
6,600	Pilgrim’s Pride Corp.(b)	230,736
14,900	Ralcorp Holdings, Inc.(a)	655,600
15,000	Sanderson Farms, Inc.(b)	655,650

		2,514,676

Household Products 0.2%
7,300	WD-40 Co.	236,666

ENERGY 5.7%
Energy Equipment Services 1.3%
7,500	Cal Dive International, Inc.(a)	327,750
4,900	Cimarex Energy Co.(a)(b)	177,625
5,800	Hydril(a)	290,000
15,100	Oceaneering International, Inc.(a)	575,461

		1,370,836

Oil & Gas 4.4%
1,600	Atlas America, Inc.(a)	54,960
2,900	Atwood Oceanics, Inc.(a)	176,900
8,400	CARBO Ceramics, Inc.	601,860
1,000	Frontier Oil Corp.	27,970
3,000	Harvest Natural Resources, Inc.(a)	38,910
2,500	Magnum Hunter Resources, Inc.(a)	37,275
4,800	Maverick Tube Corp.(a)	163,488
9,500	Newfield Exploration Co.(a)	581,400
7,300	SEACOR Holdings, Inc.(a)	408,727
15,800	Stone Energy Corp.(a)(b)	676,240
16,300	Swift Energy Co.(a)	493,401
26,200	Unit Corp.(a)	957,348
13,600	Vintage Petroleum, Inc.(b)	329,256
10,000	W-H Energy Services, Inc.(a)	226,000

		4,773,735

FINANCIALS 14.4%
Banking 5.7%
1,000	Accredited Home Lenders Holding Co.(a)	48,580
900	BankUnited Financial Corp.(a)	26,262
3,700	Cash America International, Inc.(a)	105,820
2,600	CharterMac	61,048
15,800	Commercial Federal Corp.	443,664

Dryden Small-Cap Core Equity Fund, Inc.

Schedule of Investments as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value
2,000	Community Bank System, Inc.	47,700
23,850	Dime Community Bancshares, Inc.	392,332
2,800	East West Bancorp, Inc.	109,032
10,600	First BanCorp.(b)	573,354
10,450	First Midwest Bancorp, Inc.	360,525
800	First Republic Bank	40,360
8,300	Flagstar Bancorp, Inc.(b)	174,466
18,100	Hudson United Bancorp(b)	665,356
4,900	MAF Bancorp, Inc.	216,384
8,000	PrivateBankcorp, Inc.(b)	261,600
10,190	Provident Bankshares Corp.	336,983
21,032	Republic Bancorp, Inc.	300,127
4,700	Susquehanna Bancshares, Inc.	116,043
10,000	The South Financial Group, Inc.	305,400
7,000	Thornburg Mortgage, Corp.(b)	194,950
22,200	UCBH Holdings, Inc.	978,354
5,400	Umpqua Holdings Corp.	131,112
7,000	United Bankshares, Inc.	238,700
550	Whitney Holding Corp.	25,069

		6,153,221

Financial Services 4.7%
3,600	A.G. Edwards, Inc.	153,576
5,600	CapitalSource, Inc.(a)(b)	132,216
1,000	Charles River Assoc., Inc.(a)	43,460
9,700	Downey Financial Corp.	618,860
2,600	Financial Federal Corp.	89,700
10,300	FirstFed Financial Corp.(a)	547,960
6,300	Heidrick & Struggles International, Inc.(a)	208,215
17,900	Investment Technology Group, Inc.(a)(b)	356,389
15,000	Irwin Financial Corp.(b)	367,350
20,950	New Century Financial Corp.	1,254,695
3,900	Piper Jaffray Cos., Inc.(a)	154,362
9,233	SWS Group, Inc.	187,615
3,100	UICI	95,852
11,800	Wintrust Financial Corp.	654,664
7,600	World Acceptance Corp.(a)	226,708

		5,091,622

Insurance 2.1%
7,300	American Financial Group, Inc.	224,767
3,100	Delphi Financial Group, Inc. (Class A)	139,314
600	Infinity Prpty. & Casualty Corp.	19,650
16,200	LandAmerica Financial Group, Inc.(b)	833,328
500	Philadelphia Consolidated Holding Corp.(a)	33,535
10,200	Presidential Life Corp.	168,708
6,300	Selective Insurance Group, Inc.	271,971
11,500	Stewart Information Services Corp.	463,565
3,000	Zenith Nat’l Insurance Corp.(b)	141,810

		2,296,648
Real Estate Investment Trusts 1.9%

Dryden Small-Cap Core Equity Fund, Inc.

Schedule of Investments as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value
4,500	American Home Mortgage Investment Corp.	150,435
900	Ashford Hospitality Trust	9,036
5,900	Associated Estates Reality Corp.	57,584
4,100	Boykin Lodging Co.(a)	37,597
3,700	Capital Automotive REIT(b)	120,879
16,200	Colonial Properties Trust(b)	588,060
1,900	Commercial Net Lease Realty	35,625
2,500	Cornerstone Reality Income Trust, Inc.	24,025
300	Entertainment Properties Trust	12,633
16,900	Glenborough Realty Trust, Inc.	325,494
4,500	Kilroy Realty Corp.	175,860
18,400	Lexington Corporate Properties Trust(b)	393,760
3,000	Parkway Properties, Inc.	139,500

		2,070,488

HEALTHCARE 13.0%
Biotechnology 1.5%
17,200	IDEXX Laboratories, Inc.(a)	997,772
11,600	Regeneron Pharmaceuticals, Inc.(a)	83,520
9,900	SFBC International, Inc.(a)	388,179
2,900	United Therapeutics Corp.(a)(b)	123,743

		1,593,214

Healthcare Equipment & Supplies 6.0%
8,400	Advanced Medical Optics, Inc.(a)(b)	358,596
15,100	American Medical Systems Holdings, Inc.(a)	592,977
9,700	BioLase Technology, Inc.(b)	98,164
11,500	Biosite, Inc.(a)(b)	667,000
2,600	Cooper Cos., Inc.	199,420
500	Datascope Corp.	19,770
1,600	DJ Orthopedics, Inc.(a)	38,640
2,200	Haemonetics Corp.(a)	85,514
2,900	Hologic, Inc.(a)	103,530
20,700	Immucor, Inc.(a)	633,627
13,100	Invacare Corp.	609,674
5,800	Kensey Nash Corp.(a)(b)	187,282
1,900	Mentor Corp.(b)	59,489
900	Osteotech, Inc.(a)	3,672
1,500	Palomar Medical Technologies, Inc.(a)	37,500
12,000	Respironics, Inc.(a)	694,800
12,900	Sola International, Inc.(a)	356,169
13,300	SurModics, Inc.(a)(b)	390,621
25,200	Sybron Dental Specialties, Inc.(a)	951,552
3,800	USANA Health Sciences, Inc.(a)(b)	138,244
3,200	Viasys Healthcare, Inc.(a)	58,528
5,800	Vital Signs, Inc.	232,928

		6,517,697
Healthcare Providers & Services 4.1%
1,200	America Service Group, Inc.(a)	32,916
1,400	American Healthways, Inc.(a)(b)	43,652
4,600	AMERIGROUP Corp.(a)(b)	189,106

Dryden Small-Cap Core Equity Fund, Inc.

Schedule of Investments as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value
27,200	AmSurg Corp.(a)	718,352
5,000	Centene Corp.(a)	167,750
10,200	CONMED Corp.(a)	296,310
19,200	Gentiva Health Svcs., Inc.(a)	305,280
2,500	Healthcare Services Group, Inc.	48,750
3,800	Owens & Minor, Inc.	108,490
2,500	PAREXEL International Corp.(a)	59,300
9,100	Pediatrix Medical Group, Inc.(a)	607,789
3,100	RehabCare Group, Inc.(a)	83,762
10,800	Sierra Health Services, Inc.(a)(b)	593,244
7,500	Sunrise Senior Living, Inc.(a)(b)	343,725
20,400	United Surgical Partners International, Inc.(a)	803,556

		4,401,982

Pharmaceuticals 1.4%
8,100	First Horizon Pharmaceutical Corp.(a)(b)	144,828
28,600	Medicis Pharmaceutical Corp. (Class A)(b)	1,032,460
16,600	Noven Pharmaceuticals, Inc.(a)	302,369

		1,479,657

INDUSTRIALS 21.0%
Aerospace/Defense 2.5%
20,200	Armor Holdings, Inc.(a)(b)	888,194
5,200	BE Aerospace, Inc.(a)	56,108
1,400	Cubic Corp.	31,920
6,600	Curtiss-Wright Corp.	337,854
20,200	DRS Technologies, Inc.(a)	820,120
8,700	Engineered Support Systems, Inc.	504,687
5,300	Kaman Corp. (Class A)	62,805
900	Moog, Inc. (Class A)(a)	39,141

		2,740,829

Building Products 3.3%
6,300	ElkCorp	255,024
10,750	Florida Rock Industries, Inc.	671,337
20,390	Griffon Corp.(a)	549,103
11,200	Hughes Supply, Inc.	340,256
27,000	Lennox International, Inc.(b)	538,920
7,000	Meritage Corp.(a)	452,550
2,600	Simpson Manufacturing Co., Inc.	93,340
11,000	Universal Forest Products, Inc.	430,430
5,500	Watsco, Inc.	190,355

		3,521,315

Commercial Services & Supplies 6.4%
18,100	ABM Industries, Inc.	331,230
25,600	Administaff, Inc.(a)(b)	373,504
1,200	Bowne & Co., Inc.	17,820
12,200	Checkpoint Systems, Inc.(a)	189,832
1,700	Chemed Corp.	121,754
1,000	Coachmen Industries, Inc.	14,970

Dryden Small-Cap Core Equity Fund, Inc.

Schedule of Investments as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value
20,600	Coinstar, Inc.(a)(b)	515,000
4,800	Consolidated Graphics, Inc.(a)	202,560
22,200	eFunds Corp.(a)	495,060
8,800	FactSet Research Systems, Inc.(b)	469,920
1,500	G & K Services, Inc. (Class A)	66,885
7,400	Global Payments, Inc.	423,946
3,700	Insurance Auto Auctions, Inc.(a)	81,511
15,200	John H. Harland Co.	553,280
2,500	LSI Industries Inc.	28,550
3,500	MAXIMUS, Inc.	105,280
3,100	Mobile Mini, Inc.(a)	106,051
26,300	Mueller Industries, Inc.(b)	833,710
2,950	Myers Industries, Inc.	38,173
20,400	Pegasus Solutions, Inc.(a)(b)	244,392
11,400	Pre-Paid Legal Services, Inc.(b)	423,168
11,800	SOURCECORP, Inc.(a)	212,400
1,900	The Middleby Corp.(a)	95,703
10,100	United Stationers, Inc.(a)	438,441
3,200	URS Corp.(a)	90,272
9,000	Vertrue, Inc.(a)(b)	337,680
2,500	Volt Information Sciences, Inc.(a)	79,850

		6,890,942

Construction & Engineering
2,700	Insituform Technologies, Inc. (Class A)(a)	42,417

Diversified Manufacturing Operations 0.8%
17,200	MascoTech, Inc.(a)	0
14,800	Roper Industries, Inc.	859,288

		859,288

Electrical Equipment 1.9%
18,450	A.O. Smith Corp.	500,179
9,800	Acuity Brands, Inc.	269,206
9,000	Brady Corp. (Class A)	255,510
23,700	Paxar Corp.(a)	565,245
13,900	Vicor Corp.(a)	193,905
4,500	Woodward Governor Co.	320,558

		2,104,603

Industrial Conglomerates
1,000	Lydall, Inc.(a)	10,550
2,300	Tredegar Corp.	38,985

		49,535

Machinery 3.1%
6,100	Albany International Corp. (Class A)	208,315
16,200	Baldor Electric Co.	454,086
2,800	Barnes Group, Inc.	71,820
11,100	Dionex Corp.(a)(b)	657,009
1,200	Gardner Denver, Inc.(a)	45,432
599	Graco, Inc.	21,354

Dryden Small-Cap Core Equity Fund, Inc.

Schedule of Investments as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value
8,000	IDEX Corp.	308,400
9,400	JLG Industries, Inc.	165,534
500	Kaydon Corp.	15,515
22,550	Reliance Steel & Aluminum Co.(b)	865,244
700	Robbins & Myers, Inc.	15,722
5,500	Stewart & Stevenson Services, Inc.	112,420
300	Thomas Industries, Inc.	11,697
12,700	Timken Co.	327,152
1,100	Valmont Industries, Inc.	26,653

		3,306,353

Transportation 3.0%
18,900	Arkansas Best Corp.	759,213
9,900	EGL, Inc.(a)	299,277
1,100	J.B. Hunt Transport Services, Inc.	48,532
31,050	Knight Transportation, Inc.	763,830
15,400	Landstar Systems, Inc.(a)	535,612
6,800	Offshore Logistics, Inc.(a)	216,988
2,800	USF Corp.	92,288
8,800	Yellow Roadway Corp.(a)	498,256

		3,213,996

INFORMATION TECHNOLOGY 11.9%
Communications Equipment 1.8%
2,400	Amphenol Corp.(Class A)	94,392
9,500	Andrew Corp.(a)	124,070
11,350	Belden CDT, Inc.(b)	230,519
7,600	Black Box Corp.	353,628
8,100	Brooktrout, Inc.(a)	93,474
16,200	Digi International, Inc.(a)	241,218
2,200	Harris Corp.	142,494
12,500	Inter-Tel, Inc.	331,125
18,500	Polycom, Inc.(a)	319,680
2,700	SpectraLink Corp.	44,793

		1,975,393

Computers & Peripherals 1.2%
32,500	Agilysys, Inc.	547,950
5,200	Hutchinson Technology, Inc.(a)	183,560
14,700	MTS Systems Corp.	523,761
1,200	PalmOne, Inc.(a)	31,050

		1,286,321

Electronic Equipment & Instruments 2.6%
9,700	BEI Technologies, Inc.	273,443
21,400	Cognex Corp.	558,754
6,300	CTS Corp.	83,853
4,800	Electro Scientific Industries, Inc.(a)	84,816
2,300	Global Imaging Systems, Inc.(a)	82,317
7,500	Keithley Instruments, Inc.	127,950
12,800	Methode Eletronics, Inc. (Class A)	160,384

Dryden Small-Cap Core Equity Fund, Inc.

Schedule of Investments as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value
750	Park Electrochemical Corp.	14,662
12,700	Sigmatel, Inc.(a)	500,507
5,000	Technitrol, Inc.	88,700
9,800	Teledyne Technologies, Inc.(a)	294,686
11,400	Trimble Navigation Ltd.(a)	405,384
8,100	X-Rite, Inc.	123,363

		2,798,819

Internet Services 0.2%
10,600	EarthLink, Inc.(a)	106,318
1,200	Overstock.com, Inc.(a)(b)	62,604
4,400	Sabre Holdings Corp. (Class A)(b)	92,840

		261,762

IT Consulting & Services 1.1%
5,400	Bell Microproducts, Inc.(a)	43,794
100	CACI International, Inc. (Class A)(a)(b)	5,215
2,100	DiamondCluster International, Inc.(a)	31,406
900	Dun & Bradstreet Corp.(a)	52,290
36,100	Internet Security Systems, Inc.(a)	806,835
500	Keynote Systems, Inc.(a)	6,235
1,700	Watson Wyatt & Co. Holdings	44,608
7,900	WebEx Communications, Inc.(a)(b)	158,790

		1,149,173

Semiconductor Equipment & Products 1.7%
4,100	ATMI, Inc.(a)	93,193
10,500	Axcelis Technologies, Inc.(a)	78,435
2,700	Brooks Automation, Inc.(a)	41,283
4,400	Coherent, Inc.(a)	132,000
24,300	Helix Technology Corp.(b)	356,481
22,600	Microsemi Corp.(a)(b)	348,718
2,000	Novellus Systems, Inc.(a)	52,300
1,400	Photronics, Inc.(a)	21,000
90,400	Skyworks Solutions, Inc.(a)	686,136

		1,809,546

Software 3.3%
1,200	Ansoft Corp.(a)	24,552
18,400	ANSYS, Inc.(a)	594,320
13,900	Cerner Corp.(a)(b)	691,525
4,900	EPIQ Systems, Inc.(a)	71,589
2,400	Gerber Scientific, Inc.(a)	17,328
2,100	Hyperion Solutions Corp.(a)	100,884
11,800	JDA Software Group, Inc.(a)	141,836
10,125	Kronos, Inc.(a)	544,421
1,700	ManTech International Corp.(a)	36,635
3,600	MRO Software, Inc.(a)	46,116
10,100	NetIQ Corp.(a)	118,776
9,400	Progress Software Corp.(a)	202,476
10,300	TALX Corp.	361,427

Dryden Small-Cap Core Equity Fund, Inc.

Schedule of Investments as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value
11,000	THQ, Inc.(a)(b)	244,750
29,500	Verity, Inc.(a)	356,065

		3,552,700

MATERIALS 6.4%
Chemicals 1.9%
4,500	A. Schulman, Inc.	79,605
8,100	Cabot Microelectronics Corp.(a)(b)	246,483
6,000	Georgia Gulf Corp.	306,840
16,600	MacDermid, Inc.	533,524
20,200	OM Group, Inc.(a)	654,884
25,500	PolyOne Corp.(a)	220,575

		2,041,911

Construction Materials 0.6%
9,700	Texas Industries, Inc.	616,338

Containers & Packaging 0.1%
3,400	Chesapeake Corp.	82,518

Metals & Mining 3.2%
28,200	Century Aluminum Co.(a)(b)	702,744
10,600	Cleveland-Cliffs, Inc.(b)	694,088
35,400	Commercial Metals Co.(b)	1,023,060
10,850	Quanex Corp.(b)	572,012
1,900	Ryerson Tull, Inc.(b)	25,213
11,600	Steel Dynamics, Inc.(b)	438,480
900	Steel Technologies, Inc.	26,424

		3,482,021

Paper & Forest Products 0.6%
10,900	Buckeye Technologies, Inc.(a)	140,174
16,300	Caraustar Industries, Inc.(a)	220,050
8,200	Rock-Tenn Co. (Class A)	113,734
11,200	Wausau-Mosinee Paper Corp.(a)	165,984

		639,942

TELECOMMUNICATION SERVICES 0.4%
Telecommunications 0.4%
20,100	Boston Communications Group, Inc.(a)	155,373
700	Commonwealth Telephone Enterprises, Inc.(a)	33,488
2,000	j2 Global Communications, Inc.(a)	64,960
4,000	Symmetricom, Inc.(a)	38,920
25,700	UbiquiTel Inc.(a)	179,643

		472,384

UTILITIES 3.4%
Electric Utilities 0.3%
1,200	Central Vermont Public Service Corp.	27,720
7,100	Cleco Corp.	140,083
300	Puget Energy, Inc.	7,206

Dryden Small-Cap Core Equity Fund, Inc.

Portfolio of Investments as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value
2,600	Sierra Pacific Resources(a)	25,584
3,500	Unisource Energy Corp.	106,750
2,300	Westar Energy, Inc.	53,590

		360,933

Gas Utilities 2.3%
31,100	Atmos Energy Corp.	861,470
11,600	Energen Corp.	680,224
200	Laclede Group, Inc.	6,060
200	New Jersey Resources Corp.(b)	8,770
2,600	Northwest Natural Gas Co.	88,270
10,900	Southwest Gas Corp.	276,533
13,700	UGI Corp.	570,879

		2,492,206

Multi-Utilities & Unregulated Power 0.6%
14,500	Avista Corp.	256,215
15,174	Southern Union Co.(a)	353,858

		610,073

Water Utilities 0.2%
7,700	American States Water Co.	199,815

	Total long-term investments (cost $76,270,149)	107,380,543

SHORT-TERM INVESTMENTS 23.2%

Principal Amount (000)
U.S. GOVERNMENT SECURITY
$40	United States Treasury Bill 2.18%, 3/17/05(c)(d) (cost $39,894)	39,894

Shares
MUTUAL FUND 23.2%
24,996,484	Dryden Core Investment Fund-Taxable Money Market Series(e)
	(cost $24,996,484)	24,996,484

	Total short-term investments (cost $25,036,378)	25,036,378

	Total Investments 122.6% (cost $101,306,527(f))	132,416,921
	Variation margin on open futures contracts, net(g)	$4,675
	Liabilities in excess of other assets ( 22.6%)	(24,400,254)

Shares	Description	Value (Note 1)
	Net Assets 100%	$108,021,342

Dryden Small Cap Core Equity Fund, Inc.

Schedule of Investments as of January 31, 2005 (Unaudited) Cont’d.

(a)	Non-income producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $23,936,071; cash collateral of $24,301,614 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(c)	All or portion of security segregated as collateral for financial futures contracts.

(d)	Rate quoted represents yield–to–maturity as of purchase date.

(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(f)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2005 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$101,355,197	$32,584,050	$1,473,655	$31,061,724

The differences between book and tax basis are primarily attributable to deferred losses on wash sales.

(g)	Open futures contracts as of January 31, 2005 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2005	Unrealized Appreciation
	Long Position:
1	Russell 2000 Index	Mar. 05	$307,875	$312,675	$4,800

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty dates are valued at current market quotations.

Repurchase Agreements: In connection with transactions in repurchase agreements with United State financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Dryden Small Cap Core Equity Fund

By (Signature and Title)*     /s/William V. Healey

William V. Healey

Chief Legal Officer

Date    March 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/Judy A. Rice

Judy A. Rice

President and Principal Executive Officer

Date    March 23, 2005

By (Signature and Title)*     /s/Grace C. Torres

Grace C. Torres

Treasurer and Principal Financial Officer

Date    March 23, 2005

* Print the name and title of each signing officer under his or her signature.